Federated Hermes Corporate Bond Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—82.8%
		Basic Industry - Metals & Mining—0.7%
$ 2,795,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	$ 2,288,516
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,175,711
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,165,993
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,036,082
		TOTAL	7,666,302
		Capital Goods - Aerospace & Defense—2.3%
2,120,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,806,903
1,755,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,221,711
3,000,000		Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	2,857,199
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,765,736
5,900,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	4,603,414
1,540,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	1,481,766
3,500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,383,518
2,775,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,480,440
3,230,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.598% (3-month USLIBOR +1.735%), 2/15/2042	2,535,550
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	736,954
1,660,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,509,609
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	682,046
		TOTAL	25,064,846
		Capital Goods - Building Materials—1.2%
5,625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	4,911,677
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	3,811,719
2,980,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,462,883
1,435,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,212,155
		TOTAL	12,398,434
		Capital Goods - Construction Machinery—1.4%
2,820,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,167,274
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,897,183
1,670,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,652,180
3,100,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	2,941,119
3,675,000		John Deere Capital Corp., Sr. Unsecd. Note, 3.900%, 6/7/2032	3,424,937
3,300,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	2,891,998
		TOTAL	14,974,691
		Capital Goods - Diversified Manufacturing—1.5%
2,210,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	1,781,657
1,560,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,331,496
3,074,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	3,021,225
2,155,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,736,974
1,050,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	913,607
820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	780,495
680,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	654,396
2,840,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,714,031
4,045,000		Valmont Industries, Inc., 5.250%, 10/1/2054	3,526,724
		TOTAL	16,460,605

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—2.6%
$ 6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	$ 6,264,715
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,118,808
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	313,082
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	2,119,415
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,071,480
900,000	Comcast Corp., 7.050%, 3/15/2033	1,025,910
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	4,501,138
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,378,940
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,366,563
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,374,840
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,393,204
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,781,021
1,250,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,313,886
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,104,240
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	961,985
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	200,154
	TOTAL	28,289,381
	Communications - Media & Entertainment—2.1%
5,400,000	Alphabet, Inc., Sr. Unsecd. Note, 2.250%, 8/15/2060	3,138,386
3,995,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	3,894,190
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	859,389
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	683,104
2,918,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	2,979,221
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	1,907,240
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,552,073
2,350,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	1,737,151
985,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	730,423
3,985,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2029	3,785,337
	TOTAL	22,266,514
	Communications - Telecom Wireless—1.5%
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,356,195
2,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,415,810
2,815,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,854,875
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,597,363
2,700,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.400%, 10/15/2052	1,839,161
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	2,721,605
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	2,491,574
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,104,963
	TOTAL	16,381,546
	Communications - Telecom Wirelines—3.9%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	1,894,448
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,084,173
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2052	3,426,214
3,050,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	2,292,864
1,335,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 2/1/2061	888,844
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,835,107
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	455,682
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,371,385
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	918,834

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	$ 3,241,120
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,265,063
2,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.550%, 3/15/2052	1,596,975
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	1,830,837
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,206,017
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,052,761
3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	2,263,306
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,161,828
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,860,534
	TOTAL	41,645,992
	Consumer Cyclical - Automotive—0.7%
2,610,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,310,226
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	930,043
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,466,158
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,086,966
1,405,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	1,219,553
	TOTAL	7,012,946
	Consumer Cyclical - Leisure—0.3%
3,795,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	3,077,183
	Consumer Cyclical - Retailers—2.1%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,560,304
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	4,951,317
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,004,177
513,018	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	502,772
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,485,885
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,177,154
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,886,378
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	890,734
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.000%, 4/1/2026	2,360,521
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2032	2,191,669
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,467,521
	TOTAL	22,478,432
	Consumer Cyclical - Services—1.9%
6,880,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	4,231,880
2,765,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	2,613,226
5,300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.600%, 4/13/2032	4,855,044
3,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	3,805,625
3,600,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	3,342,414
1,425,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	1,145,696
	TOTAL	19,993,885
	Consumer Non-Cyclical - Food/Beverage—5.0%
5,545,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	5,314,011
3,870,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	3,552,318
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	5,774,966
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	891,271
3,875,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	3,352,233
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	1,755,424
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	303,054
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,052,116
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	1,728,417

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	$ 1,429,826
4,650,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,120,410
730,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	611,647
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,500,606
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	930,200
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	5,038,458
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	476,119
4,075,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.950%, 10/21/2031	3,284,495
3,025,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,219,974
4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,479,222
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	4,134,444
	TOTAL	53,949,211
	Consumer Non-Cyclical - Health Care—2.4%
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	492,123
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	1,744,857
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,220,508
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,414,947
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,323,399
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	1,597,255
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	5,823,716
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	3,307,191
2,420,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,014,799
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	1,968,063
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,382,524
	TOTAL	25,289,382
	Consumer Non-Cyclical - Pharmaceuticals—4.2%
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	1,963,034
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,369,407
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	3,877,047
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,362,452
750,000	AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	727,793
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	808,318
2,940,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	2,920,685
2,900,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	2,878,188
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,713,145
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,184,472
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,398,094
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	706,364
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	434,461
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	270,402
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	2,100,338
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 3.250%, 2/15/2051	1,767,345
4,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	4,498,915
5,425,000	Merck & Co., Inc., Sr. Unsecd. Note, 1.700%, 6/10/2027	4,793,396
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,063,662
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	2,850,575
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,562,665
	TOTAL	45,250,758
	Consumer Non-Cyclical - Tobacco—0.5%
3,080,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	2,807,073

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 4,220,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	$ 3,033,662
	TOTAL	5,840,735
	Energy - Independent—0.6%
980,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	919,027
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	3,852,662
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	462,584
775,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	876,907
	TOTAL	6,111,180
	Energy - Integrated—2.3%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,357,755
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	4,056,257
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	2,855,900
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,308,698
5,765,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	4,924,435
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	1,868,283
5,100,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	4,831,110
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,811,639
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	235,615
	TOTAL	24,249,692
	Energy - Midstream—3.0%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,374,715
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	764,494
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,615,288
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	993,180
1,290,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,116,635
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	5,686,483
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,796,613
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,402,621
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	2,988,607
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,008,591
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,317,284
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	1,955,651
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	2,632,776
2,335,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,034,808
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	1,974,745
	TOTAL	32,662,491
	Energy - Refining—0.7%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	852,355
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,078,042
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	745,650
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,917,540
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,469,986
1,665,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	1,881,436
	TOTAL	7,945,009
	Financial Institution - Banking—17.5%
3,700,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	3,507,976
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,940,829
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,024,940
3,050,000	Bank of America Corp., Sr. Unsecd. Note, 2.972%, 2/4/2033	2,497,508
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,352,138

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	$ 2,024,746
4,890,000	Bank of America Corp., Sr. Unsecd. Note, 4.376%, 4/27/2028	4,677,587
1,435,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,334,620
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,063,330
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	5,077,778
3,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	3,666,249
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,094,444
1,850,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,822,879
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,036,428
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,146,948
7,370,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	7,056,123
1,200,000	Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,159,144
990,000	Citigroup, Inc., 4.125%, 7/25/2028	927,044
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,686,817
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,256,950
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,368,556
3,095,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	2,543,122
1,705,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,659,437
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,805,156
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	5,496,531
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,510,156
2,020,000	Citigroup, Inc., Sr. Unsecd. Note, 4.910%, 5/24/2033	1,915,588
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	950,368
2,625,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,545,502
1,840,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,738,398
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,315,095
2,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,124,042
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	1,923,651
7,700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,073,014
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	1,893,083
4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	4,332,898
5,035,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.387%, 6/15/2027	4,861,183
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,193,746
2,485,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	2,401,788
3,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	2,555,719
7,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	6,752,013
5,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	5,035,711
4,510,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.565%, 6/14/2030	4,291,721
1,085,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	984,630
2,000,000	JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,681,273
870,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	973,622
740,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	737,846
7,500,000	JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,323,990
3,490,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	2,858,031
4,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	3,783,959
5,000,000	Morgan Stanley, Sr. Unsecd. Note, 4.210%, 4/20/2028	4,752,063
2,375,000	Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,100,403
2,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,089,410
7,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	6,927,362
2,650,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,556,048

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	$ 2,590,557
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,418,546
3,675,000		PNC Financial Services Group, Sub. Note, 4.626%, 6/6/2033	3,415,940
296,680	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	124,606
2,485,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	2,352,063
3,675,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	3,516,212
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	3,539,000
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,290,012
7,050,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.908%, 4/25/2026	6,802,635
		TOTAL	188,459,164
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,056,156
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	4,585,119
2,950,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	2,311,314
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,207,401
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,693,988
		TOTAL	12,853,978
		Financial Institution - Finance Companies—0.9%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,782,107
1,650,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,284,859
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	2,878,494
600,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	594,303
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	2,775,517
		TOTAL	9,315,280
		Financial Institution - Insurance - Health—1.2%
2,500,000		Elevance Health, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,236,871
3,595,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2052	3,118,483
740,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.850%, 1/15/2036	761,279
4,250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	3,505,534
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.875%, 8/15/2059	1,562,211
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	1,838,659
		TOTAL	13,023,037
		Financial Institution - Insurance - Life—1.4%
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	2,877,569
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	1,852,493
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	660,419
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	887,775
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,361,617
700,000		New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	792,174
4,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,303,492
1,000,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,100,521
1,530,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,691,132
		TOTAL	15,527,192
		Financial Institution - Insurance - P&C—0.9%
1,210,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,156,477
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,044,970
2,880,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,094,938
3,400,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	4,580,260
1,000,000		USF&G Corp., 8.312%, 7/1/2046	1,119,610
		TOTAL	9,996,255

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.6%
$ 2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	$ 2,007,540
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	1,955,713
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	976,771
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,472,234
	TOTAL	6,412,258
	Financial Institution - REIT - Healthcare—0.4%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,209,034
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	1,673,946
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,113,575
	TOTAL	3,996,555
	Financial Institution - REIT - Office—0.5%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,027,165
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,479,988
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,274,313
	TOTAL	5,781,466
	Financial Institution - REIT - Other—0.5%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,224,532
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	1,836,633
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	1,866,711
	TOTAL	5,927,876
	Financial Institution - REIT - Retail—0.3%
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,624,653
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,690,165
	TOTAL	3,314,818
	Technology—7.0%
5,825,000	Apple, Inc., 1.650%, 5/11/2030	4,758,689
5,700,000	Apple, Inc., Sr. Unsecd. Note, 1.650%, 2/8/2031	4,572,518
6,875,000	Apple, Inc., Sr. Unsecd. Note, 2.800%, 2/8/2061	4,416,170
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,709,351
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	1,815,045
103,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	74,638
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	732,764
1,370,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	1,218,076
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,280,240
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	1,778,354
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,401,383
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,266,013
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,433,759
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	933,452
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,077,778
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,529,545
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,021,722
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,425,233
3,325,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	3,276,112
3,235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	3,160,289
1,746,000	Lam Research Corp., Sr. Unsecd. Note, 3.750%, 3/15/2026	1,682,915
1,730,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,641,962
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,301,914
7,040,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	4,570,657
2,600,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,469,469

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	$ 4,314,543
1,690,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,749,689
2,250,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	2,343,345
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	932,460
1,140,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,065,398
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	433,541
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	138,556
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,341,729
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	193,641
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	4,181,334
	TOTAL	75,242,284
	Technology Services—0.2%
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,126,462
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	525,209
	TOTAL	1,651,671
	Transportation - Railroads—1.5%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	3,225,960
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,161,164
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	940,292
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,319,485
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	1,808,599
5,710,000	Union Pacific Corp., Sr. Unsecd. Note, 2.800%, 2/14/2032	4,832,197
2,325,000	Union Pacific Corp., Sr. Unsecd. Note, 2.973%, 9/16/2062	1,461,734
	TOTAL	15,749,431
	Transportation - Services—1.9%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,405,703
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,076,821
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	1,788,290
2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, 1.650%, 7/15/2026	2,011,044
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, 2.650%, 7/15/2031	1,734,026
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	2,978,337
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,509,470
3,675,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.050%, 11/15/2027	3,412,881
	TOTAL	19,916,572
	Utility - Electric—4.8%
990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	872,593
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	942,966
1,105,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,064,665
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,294,860
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,389,294
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,535,441
1,233,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,062,378
900,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	876,431
4,915,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	4,303,589
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,105,883
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	983,003
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	109,524
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	1,896,887
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2071	4,869,532
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	789,167

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	$ 1,007,991
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	2,651,588
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	709,534
5,050,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	4,019,084
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,183,733
6,830,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	6,381,492
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	599,005
875,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	745,423
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	2,971,853
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,827,422
2,595,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	2,465,749
2,475,000	Xcel Energy, Inc., Sr. Unsecd. Note, 4.600%, 6/1/2032	2,349,330
	TOTAL	52,008,417
	Utility - Natural Gas—1.0%
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,376,492
1,820,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,820,000
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,122,571
4,900,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	4,462,508
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,319,868
	TOTAL	11,101,439
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	613,459
	TOTAL CORPORATE BONDS (IDENTIFIED COST $999,694,053)	889,900,367
	U.S. TREASURY—3.3%
	U.S. Treasury Notes—3.3%
35,000,000	United States Treasury Note, 4.125%, 11/15/2032 (IDENTIFIED COST $36,409,570)	35,556,161
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
870,000	Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $881,310)	880,526
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
22,642	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $22,207)	22,562
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
275	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	277
321	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	325
245	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	248
357	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	366
	TOTAL	1,216
	Federal National Mortgage Association—0.0%
563	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	579
357	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	365
3,075	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	3,120
1,284	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	1,304
	TOTAL	5,368
	Government National Mortgage Association—0.0%
115	Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	118

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 238		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	$ 243
26		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	26
28		Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	28
		TOTAL	415
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,880)	6,999
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		INVESTMENT COMPANIES—13.3%
65,771,955		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[5]	65,771,955
14,638,434		High Yield Bond Core Fund	77,583,699
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $150,523,347)	143,355,654
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,187,548,417)	1,069,723,569
		OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	5,674,905
		TOTAL NET ASSETS—100%	$1,075,398,474
The average notional value of short futures contracts held by the Fund throughout the period was $12,272,773. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2022	$10,613,780	$72,493,390	$83,107,170
Purchases at Cost	$123,210,224	$5,000,000	$128,210,224
Proceeds from Sales	$(68,060,986)	$—	$(68,060,986)
Change in Unrealized Appreciation/Depreciation	$5,936	$90,309	$96,245
Net Realized Gain/(Loss)	$3,001	$—	$3,001
Value as of 2/28/2023	$65,771,955	$77,583,699	$143,355,654
Shares Held as of 2/28/2023	65,771,955	14,638,434	80,410,389
Dividend Income	$714,598	$1,278,441	$1,993,039

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Issuer in default.
4	Non-income-producing security.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$889,775,761	$124,606	$889,900,367
U.S. Treasuries	—	35,556,161	—	35,556,161
Municipal Bond	—	880,526	—	880,526
Collateralized Mortgage Obligation	—	22,562	—	22,562
Mortgage-Backed Securities	—	6,999	—	6,999
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	143,355,654	—	—	143,355,654
TOTAL SECURITIES	$143,355,654	$926,242,009	$125,906	$1,069,723,569

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit